LEASES - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) suezmax_tanker_vessel_type vessels	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 suezmax_tanker_vessel_type	Dec. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2020 vessels	Dec. 31, 2020 large_range_2Tanker_vessel_type	Dec. 31, 2020 very_large_crude_carrier	Dec. 31, 2019 suezmax_tanker_vessel_type	Dec. 31, 2019 USD ($)	Dec. 31, 2019	Dec. 31, 2019 vessels	Dec. 31, 2019 large_range_2Tanker_vessel_type	Aug. 31, 2019 vessels
Lessee, Lease, Description [Line Items]
Number of leased assets, finance leases | vessels															5
Lease expense	$ 12,100,000	$ 11,200,000	$ 23,200,000
Payments for operating leases	$ 12,100,000	$ 10,800,000
Operating lease, weighted average discount rate						3.50%						3.90%
Operating lease, weighted average remaining lease term	3 years	4 years
Number of assets chartered, fixed rate								1	2	1				1
Number of assets chartered, index linked | suezmax_tanker_vessel_type	2
September 2018 Lease Arrangement
Lessee, Lease, Description [Line Items]
Profit share income	$ 2,800,000
Number of vessels leased out on fixed rate time charters with profit sharing agreements | suezmax_tanker_vessel_type	2
Ship operating expense
Lessee, Lease, Description [Line Items]
Non-lease component	$ 6,700,000	$ 6,600,000
Charter hire expense
Lessee, Lease, Description [Line Items]
Lease expense	9,600,000	8,500,000
Administrative expense
Lessee, Lease, Description [Line Items]
Lease expense	$ 2,500,000	$ 2,700,000
Ship Finance Leased Vessels
Lessee, Lease, Description [Line Items]
Number of leased assets, finance leases | vessels							2						3
Trafigura Vessels
Lessee, Lease, Description [Line Items]
Number of leased assets, finance leases | vessels							0						5
Other Leased Vessels
Lessee, Lease, Description [Line Items]
Number of leased assets, operating leases | vessels							2						2
Lease term	2 years
Vessels Chartered To Trafigura
Lessee, Lease, Description [Line Items]
Number of assets chartered, fixed rate				5			5
Duration of time charter	3 years
Time charter daily rate, revenue					$ 28,400
Profit share percentage						50.00%
Profit share income	$ 6,900,000
Number of vessels leased out on fixed rate time charters with profit sharing agreements | vessels	5
Assets Leased to Others
Lessee, Lease, Description [Line Items]
Vessels					509,500,000						$ 239,400,000
Accumulated depreciation					$ 49,400,000						$ 47,800,000